Property, Plant and Equipment (Notes)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2014	2013
LNG terminal costs
LNG terminal	$2,238,671	$2,225,412
LNG terminal construction-in-process	5,892,065	4,448,541
LNG site and related costs, net	145	149
Accumulated depreciation	(319,155)	(291,265)
Total LNG terminal costs, net	7,811,726	6,382,837

Fixed assets
Computer and office equipment	933	612
Vehicles	1,489	907
Machinery and equipment	1,470	1,490
Other	2,789	963
Accumulated depreciation	(3,335)	(2,870)
Total fixed assets, net	3,346	1,102

Property, plant and equipment, net	$7,815,072	$6,383,939